Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Intangible assets subject to amortization:
Gross carrying amount	¥ 4,209,701	¥ 3,904,412
Accumulated amortization	3,043,436	2,763,862
Net carrying amount	1,166,265	1,140,550
Intangible assets not subject to amortization:
Other	7,958	8,051
Total	1,174,223	1,148,601
Software
Intangible assets subject to amortization:
Gross carrying amount	3,440,220	3,169,332
Accumulated amortization	2,606,923	2,380,861
Net carrying amount	833,297	788,471
Customer relationships
Intangible assets subject to amortization:
Gross carrying amount	552,204	528,969
Accumulated amortization	319,293	282,324
Net carrying amount	232,911	246,645
Core deposit intangibles
Intangible assets subject to amortization:
Gross carrying amount	119,555	114,059
Accumulated amortization	69,379	58,972
Net carrying amount	50,176	55,087
Trade names
Intangible assets subject to amortization:
Gross carrying amount	79,861	76,858
Accumulated amortization	41,090	36,846
Net carrying amount	38,771	40,012
Other
Intangible assets subject to amortization:
Gross carrying amount	17,861	15,194
Accumulated amortization	6,751	4,859
Net carrying amount	¥ 11,110	¥ 10,335